Schedule of Investments (unaudited)

February 29, 2020

Par
Security	(000)	Value

Corporate Bonds -- 41.0%

Aerospace & Defense -- 0.3%
Embraer SA, 5.15%, 06/15/22	$ 40	$ 42,050
Rockwell Collins, Inc., 3.20%, 03/15/24	100	106,368
		148,418
Auto Components -- 0.3%
Aptiv PLC, 4.40%, 10/01/46	75	82,165
Daimler Finance North America LLC,
8.50%, 01/18/31	15	23,158
Ford Motor Co., 7.40%, 11/01/46	15	16,625
		121,948
Automobiles -- 0.2%
Ford Motor Co., 6.63%, 10/01/28	40	46,092
General Motors Co., 6.25%, 10/02/43	20	22,512
		68,604
Banks -- 2.5%
Bank of Montreal 3.80%, 12/15/32 (a)	25	26,945
Bank of Nova Scotia, 2.70%, 08/03/26	75	78,845
Fifth Third Bancorp, 4.30%, 01/16/24	50	54,232
HSBC Holdings PLC:
5.10%, 04/05/21	100	103,577
3.97%, 05/22/30 (a)	200	218,987
HSBC USA, Inc., 3.50%, 06/23/24	100	107,935
ING Group NV, 3.15%, 03/29/22	200	206,210
KeyCorp, 5.10%, 03/24/21	100	103,534
Royal Bank of Canada, 2.25%, 11/01/24	25	25,621
Sumitomo Mitsui Financial Group, Inc.,
2.06%, 07/14/21	80	80,573
SVB Financial Group, 3.50%, 01/29/25	75	81,238
		1,087,697
Beverages -- 0.3%
Keurig Dr. Pepper, Inc., 4.60%, 05/25/28	25	28,860
PepsiCo, Inc.:
3.00%, 10/15/27	50	54,506
4.45%, 04/14/46	25	32,796
2.88%, 10/15/49	25	26,437
		142,599
Biotechnology -- 0.2%
Amgen, Inc., 4.40%, 05/01/45	25	28,957
Gilead Sciences, Inc., 4.60%, 09/01/35	35	43,709
Hubbell, Inc., 3.50%, 02/15/28	35	38,133
		110,799
Building Products -- 0.3%
Allegion PLC, 3.50%, 10/01/29	25	26,856

S C H E D U L E O F I N V E S T M E N T S

BlackRock Impact Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Building Products (continued)
Fortune Brands Home & Security, Inc.,
3.25%, 09/15/29	$ 100	$ 106,529
		133,385
Cable Television Services -- 0.0%
Motorola Solutions, Inc., 5.50%,
09/01/44	10	11,849
Capital Markets -- 2.8%
Brookfield Finance, Inc.:
4.85%, 03/29/29	100	118,917
4.70%, 09/20/47	20	24,723
Charles Schwab Corp., 3.25%, 05/22/29	50	55,071
Goldman Sachs Group, Inc.:
3.00%, 04/26/22	50	50,823
3.63%, 01/22/23	50	52,742
4.25%, 10/21/25	25	27,307
3.75%, 02/25/26	25	27,333
3.81%, 04/23/29 (a)	50	55,153
4.22%, 05/01/29 (a)	50	56,717
6.25%, 02/01/41	25	36,725
4.80%, 07/08/44	10	12,777
Invesco Finance PLC, 3.75%, 01/15/26	25	27,825
Jefferies Group LLC:
6.88%, 04/15/21	100	105,574
6.50%, 01/20/43	20	24,816
Morgan Stanley:
4.88%, 11/01/22	50	53,947
5.00%, 11/24/25	50	57,704
3.88%, 01/27/26	75	82,897
4.43%, 01/23/30 (a)	75	87,236
4.38%, 01/22/47	15	18,940
Northern Trust Corp., 3.15%, 05/03/29	50	54,938
State Street Corp., 1.95%, 05/19/21	100	100,740
TD Ameritrade Holding Corp., 2.95%,
04/01/22	100	102,557
		1,235,462
Chemicals -- 0.6%
Albemarle Corp., 4.15%, 12/01/24	50	54,736
FMC Corp.:
3.20%, 10/01/26	25	26,695
3.45%, 10/01/29	50	54,771
Methanex Corp., 4.25%, 12/01/24	25	26,631
Sherwin-Williams Co.:
3.30%, 02/01/25	50	52,394
2.95%, 08/15/29	50	52,376
		267,603
Commercial Services & Supplies -- 0.3%
IHS Markit Ltd., 4.25%, 05/01/29	35	39,430
FEBRUARY 29, 2020	1

Schedule of Investments (unaudited) (continued) February 29, 2020

		Par
Security		(000)	Value
Commercial Services & Supplies (continued)
Steelcase, Inc., 5.13%, 01/18/29		$50	$ 59,662
Waste Connections, Inc., 2.60%,
02/01/30		50	51,307
			150,399
Communications Equipment -- 0.2%
Juniper Networks, Inc., 4.35%, 06/15/25		25	27,898
Motorola Solutions, Inc., 4.60%,
05/23/29		50	57,364
			85,262
Consumer Discretionary -- 0.1%
Royal Caribbean Cruises Ltd., 3.70%,
03/15/28		25	25,681
Consumer Finance -- 0.8%
American Express Co., 3.63%, 12/05/24		25	27,220
Discover Financial Services:
5.20%, 04/27/22		50	54,041
3.75%, 03/04/25		25	26,868
Mastercard, Inc., 2.95%, 06/01/29		25	27,101
S&P Global, Inc., 2.95%, 01/22/27		100	107,075
Synchrony Financial, 4.25%, 08/15/24		50	53,762
Visa, Inc., 3.65%, 09/15/47		50	59,425
			355,492
Containers & Packaging -- 0.1%
International Paper Co., 3.80%,
01/15/26		50	55,503
Diversified Financial Services	-- 4.8%
Air Lease Corp., 3.00%, 02/01/30		25	24,733
American Express Credit Corp., 2.70%,
03/03/22		100	102,439
Bank of America Corp.:
(3 mo. LIBOR US + 0.79%), 3.00%,
12/20/23 (a)		54	55,954
4.45%, 03/03/26		50	56,400
(3 mo. LIBOR US + 1.37%), 3.59%,
07/21/28 (a)		100	109,246
(3 mo. LIBOR US + 1.52%), 4.33%,
03/15/50 (a)		25	31,918
Charles Schwab Corp., 3.20%, 03/02/27		75	81,751
Citigroup, Inc.:
2.70%, 03/30/21		75	75,792
3.70%, 01/12/26		50	54,798
4.45%, 09/29/27		75	84,704
(3 mo. LIBOR US + 1.56%), 3.89%,
01/10/28 (a)		50	55,430
8.13%, 07/15/39		25	43,280
General Motors Financial Co., Inc.:
3.20%, 07/06/21		100	101,180
3.95%, 04/13/24		25	26,384
5.25%, 03/01/26		50	55,359

S C H E D U L E O F I N V E S T M E N T S

BlackRock Impact Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Diversified Financial Services	(continued)
John Deere Capital Corp.:
2.30%, 06/07/21	$ 25	$ 25,370
2.60%, 03/07/24	25	26,121
JPMorgan Chase & Co.:
3.88%, 09/10/24	70	75,793
(3 mo. LIBOR US + 1.38%), 3.54%,
05/01/28 (a)	100	109,404
(3 mo. LIBOR US + 1.58%), 4.26%,
02/22/48 (a)	25	31,698
Mitsubishi UFJ Financial Group, Inc.:
3.78%, 03/02/25	100	109,582
3.20%, 07/18/29	200	214,413
Mizuho Financial Group, Inc.(3 mo.
LIBOR US + 1.13%), 3.15%, 07/16/30
(a)	200	211,169
S&P Global, Inc.:
4.40%, 02/15/26	50	57,406
2.50%, 12/01/29	100	103,720
Sumitomo Mitsui Financial Group, Inc.,
2.75%, 01/15/30	200	206,638
		2,130,682
Diversified Telecommunication Services -- 2.0%
AT&T, Inc.:
4.00%, 01/15/22	100	104,623
3.00%, 06/30/22	100	103,194
4.13%, 02/17/26	50	55,578
4.10%, 02/15/28	125	140,144
4.35%, 06/15/45	50	56,347
4.50%, 03/09/48	25	28,660
British Telecommunications PLC,
5.13%, 12/04/28	200	240,501
Deutsche Telekom International Finance
BV, 9.25%, 06/01/32	25	41,355
Verizon Communications, Inc.:
3.38%, 02/15/25	53	57,381
4.33%, 09/21/28	51	59,964
		887,747
Electric Utilities -- 1.8%
AEP Transmission Co. LLC, 3.10%,
12/01/26	25	27,384
Appalachian Power Co., Series Y,
4.50%, 03/01/49	25	31,622
Avangrid, Inc., 3.15%, 12/01/24	50	53,028
Black Hills Corp.:
4.25%, 11/30/23	20	21,729
3.05%, 10/15/29	25	26,318
CenterPoint Energy Houston Electric
LLC, 1.85%, 06/01/21	100	100,577
Commonwealth Edison Co., 3.40%,
09/01/21	50	51,259
FEBRUARY 29, 2020	2

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Electric Utilities (continued)
Consolidated Edison, Inc., 2.00%,
05/15/21	$ 125	$ 126,001
Duke Energy Corp.:
3.15%, 08/15/27	25	26,818
3.75%, 09/01/46	35	38,801
Entergy Louisiana LLC, 2.40%, 10/01/26	25	26,143
Evergy Kansas Central, Inc., 3.10%,
04/01/27	25	27,113
Florida Power & Light Co.:
4.13%, 06/01/48	20	25,503
3.99%, 03/01/49	15	18,686
Georgia Power Co., Series B, 2.65%,
09/15/29	25	25,798
MidAmerican Energy Co., 3.15%,
04/15/50	25	26,997
PECO Energy Co., 3.00%, 09/15/49	25	26,131
PSEG Power LLC, 3.85%, 06/01/23	25	26,602
Southern Co., 3.25%, 07/01/26	25	26,816
Southwestern Public Service Co.,
3.75%, 06/15/49	25	28,629
Virginia Electric & Power Co., 4.60%,
12/01/48	15	19,679
		781,634
Electrical Equipment -- 0.1%
Roper Technologies, Inc., 2.95%,
09/15/29	25	26,526
Electronic Equipment, Instruments & Components -- 0.3%
Avnet, Inc., 4.88%, 12/01/22	40	43,143
Jabil, Inc., 3.60%, 01/15/30	25	25,752
Tech Data Corp., 4.95%, 02/15/27	75	79,012
		147,907
Energy Equipment & Services -- 0.1%
National Oilwell Varco, Inc., 3.60%,
12/01/29	50	51,141
Equity Real Estate Investment Trusts (REITs) -- 1.4%
American Tower Corp.:
2.25%, 01/15/22	50	50,646
4.00%, 06/01/25	100	109,731
3.80%, 08/15/29	50	55,081
AvalonBay Communities, Inc., 4.35%,
04/15/48	15	19,396
Camden Property Trust, 2.95%,
12/15/22	20	20,599
Crown Castle International Corp.:
3.70%, 06/15/26	50	54,299
5.20%, 02/15/49	25	32,419
Kilroy Realty LP, 3.80%, 01/15/23	20	21,127
Omega Healthcare Investors, Inc.,
4.50%, 04/01/27	50	55,715

BlackRock Impact Bond Fund

(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value
Equity Real Estate Investment Trusts (REITs)		(continued)
Regency Centers Corp., 3.75%,
11/15/22		$100	$ 105,480
Service Properties Trust, 5.00%,
08/15/22		50	53,044
Weyerhaeuser Co., 4.63%, 09/15/23		50	54,952
			632,489
Food & Staples Retailing	-- 0.6%
Coca-Cola Femsa SAB de C.V., 2.75%,
01/22/30		150	157,168
Sysco Corp., 2.60%, 06/12/22		50	51,334
Wal-Mart Stores, Inc., 5.63%, 04/15/41		50	74,989
			283,491
Food Products -- 0.4%
Conagra Brands, Inc., 4.60%, 11/01/25		50	56,046
Kellogg Co., 3.25%, 04/01/26		50	54,310
Sysco Corp., 4.45%, 03/15/48		25	30,369
Tyson Foods, Inc., 4.50%, 06/15/22		50	52,882
			193,607
Gas Utilities -- 0.1%
Atmos Energy Corp., 4.13%, 03/15/49		20	25,012
Health Care Equipment & Supplies -- 0.2%
Baxter International, Inc., 3.50%,
08/15/46		40	42,021
Medtronic, Inc., 4.63%, 03/15/45		25	33,833
			75,854
Health Care Providers & Services -- 1.0%
Anthem, Inc., 2.38%, 01/15/25		25	25,671
HCA, Inc.:
5.25%, 06/15/26		25	28,584
4.13%, 06/15/29		150	164,594
5.50%, 06/15/47		40	47,473
McKesson Corp., 4.75%, 05/30/29		25	29,343
UnitedHealth Group, Inc.:
2.88%, 08/15/29		100	106,442
4.45%, 12/15/48		25	31,268
			433,375
Hotels, Restaurants & Leisure -- 0.5%
Sands China Ltd., 5.40%, 08/08/28		200	229,642
Industrial Conglomerates	-- 0.3%
Dover Corp., 2.95%, 11/04/29		50	53,260
General Electric Co., 3.45%, 05/15/24		75	79,393
			132,653
Insurance -- 2.1%
AXA Holdings, Inc., 4.35%, 04/20/28		150	168,777
AXIS Specialty Finance LLC, 3.90%,
07/15/29		50	55,464
Markel Corp., 4.90%, 07/01/22		70	75,611
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	3

Schedule of Investments (unaudited) (continued) February 29, 2020

		Par
Security		(000)	Value
Insurance (continued)
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23		$50	$ 52,417
3.50%, 03/10/25		50	53,797
4.38%, 03/15/29		150	174,920
4.20%, 03/01/48		10	11,986
4.90%, 03/15/49		30	40,983
MetLife, Inc., Series D, 4.37%, 09/15/23		70	77,367
Principal Financial Group, Inc., 3.70%,
05/15/29		50	56,922
Travelers Cos., Inc., 3.75%, 05/15/46		25	29,317
Willis North America, Inc., 3.88%,
09/15/49		100	110,357
			907,918
Interactive Media & Services -- 0.5%
Alphabet, Inc.:
3.63%, 05/19/21		75	77,097
2.00%, 08/15/26		75	77,591
Expedia Group, Inc., 5.00%, 02/15/26		50	56,334
			211,022
Internet & Direct Marketing Retail	-- 0.5%
Alibaba Group Holding Ltd., 3.40%,
12/06/27		200	216,700
IT Services -- 0.7%
DXC Technology Co., 4.25%, 04/15/24		50	53,647
Fiserv, Inc., 3.50%, 07/01/29		25	27,391
PayPal Holdings, Inc., 2.85%, 10/01/29		100	104,899
Verisk Analytics, Inc., 4.13%, 03/15/29		100	115,059
			300,996
Leisure Products -- 0.2%
Hasbro, Inc., 3.90%, 11/19/29		75	78,808
Machinery -- 0.3%
Ingersoll-Rand Luxembourg Finance SA,
4.50%, 03/21/49		25	32,153
Snap-on, Inc., 4.10%, 03/01/48		15	18,740
Westinghouse Air Brake Technologies
Corp., 4.95%, 09/15/28		75	86,037
			136,930
Media -- 1.6%
Bell Canada, Inc., 4.46%, 04/01/48		20	24,883
Charter Communications Operating
LLC/Charter Communications
Operating Capital:
4.46%, 07/23/22		100	105,998
4.91%, 07/23/25		50	56,269
6.48%, 10/23/45		25	32,129
5.75%, 04/01/48		15	17,862
Comcast Corp., 3.45%, 02/01/50		200	220,785
Fox Corp., 5.58%, 01/25/49 (b)		35	47,007

S C H E D U L E O F I N V E S T M E N T S

BlackRock Impact Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Media (continued)
Thomson Reuters Corp.:
4.30%, 11/23/23	$ 100	$ 108,970
5.85%, 04/15/40	30	39,607
Time Warner Entertainment Co. LP,
8.38%, 07/15/33	50	73,565
		727,075
Metals & Mining -- 0.2%
Newmont Corp., 3.63%, 06/09/21	80	81,744
Multi-Utilities -- 0.0%
San Diego Gas & Electric Co., 4.15%,
05/15/48	15	18,176
Multiline Retail -- 0.2%
Nordstrom, Inc., 4.38%, 04/01/30	100	106,146
Office Supplies & Equipment -- 0.4%
VMware, Inc.:
2.95%, 08/21/22	50	51,463
3.90%, 08/21/27	100	107,624
		159,087
Oil, Gas & Consumable Fuels -- 2.7%
BP Capital Markets PLC, 3.56%,
11/01/21	70	72,391
Canadian Natural Resources Ltd.,
3.90%, 02/01/25	40	43,332
Cheniere Corpus Christi Holdings LLC,
3.70%, 11/15/29 (b)	75	75,128
Chevron Corp., 3.19%, 06/24/23	70	73,433
Enbridge, Inc.:
4.00%, 10/01/23	40	42,769
3.13%, 11/15/29	100	103,640
Energy Transfer Operating LP, 4.75%,
01/15/26	50	55,126
Enterprise Products Operating LLC,
4.80%, 02/01/49	15	17,481
MPLX LP, 4.88%, 06/01/25	25	27,837
Nexen, Inc., 6.40%, 05/15/37	25	37,047
Occidental Petroleum Corp., 3.40%,
04/15/26	25	25,580
ONEOK Partners LP, 3.38%, 10/01/22	70	72,509
ONEOK, Inc., 3.40%, 09/01/29	150	155,167
Petroleos Mexicanos:
6.50%, 03/13/27	30	31,344
6.75%, 09/21/47	20	19,152
Sabine Pass Liquefaction LLC, 6.25%,
03/15/22	100	107,601
Total Capital International SA, 2.83%,
01/10/30	150	158,801
Valero Energy Corp.:
4.00%, 04/01/29	25	27,037
FEBRUARY 29, 2020	4

Schedule of Investments (unaudited) (continued) February 29, 2020

		Par
Security		(000)	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. (continued):
4.90%, 03/15/45		$25	$ 28,630
			1,174,005
Personal Products -- 0.6%
Unilever Capital Corp.:
2.90%, 05/05/27		100	108,034
2.13%, 09/06/29		150	150,612
			258,646
Pharmaceuticals -- 3.6%
Abbott Laboratories, 3.88%, 09/15/25		70	77,894
AbbVie, Inc.:
2.60%, 11/21/24 (b)		35	36,166
4.25%, 11/14/28		50	57,130
3.20%, 11/21/29 (b)		35	36,917
AstraZeneca PLC, 3.38%, 11/16/25		50	54,778
CVS Health Corp.:
4.78%, 03/25/38		50	58,819
5.05%, 03/25/48		100	122,963
Eli Lilly & Co.:
3.38%, 03/15/29		150	168,439
3.95%, 03/15/49		35	43,007
GlaxoSmithKline Capital PLC, 3.38%,
06/01/29		50	55,654
GlaxoSmithKline Capital, Inc., 5.38%,
04/15/34		50	69,865
Johnson & Johnson, 3.55%, 05/15/21		80	82,183
Laboratory Corp. of America Holdings,
2.95%, 12/01/29		75	78,168
Merck & Co., Inc., 3.60%, 09/15/42		50	59,059
Perrigo Finance Unlimited Co., 4.38%,
03/15/26		200	218,134
Quest Diagnostics, Inc., 2.95%,
06/30/30		200	206,934
Wyeth LLC, 6.45%, 02/01/24		70	83,040
Zoetis, Inc., 3.25%, 02/01/23		70	73,368
			1,582,518
Professional Services	-- 0.3%
IHS Markit Ltd., 4.75%, 08/01/28 (b)		75	87,408
Verisk Analytics, Inc., 4.13%, 09/12/22		25	26,571
			113,979
Real Estate -- 0.7%
Brandywine Operating Partnership LP,
4.55%, 10/01/29		100	115,992
Equinix, Inc., 2.90%, 11/18/26		100	103,880

S C H E D U L E O F I N V E S T M E N T S

BlackRock Impact Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
Real Estate (continued)
Prologis LP, 3.75%, 11/01/25	$75	$ 83,246
		303,118
Road & Rail -- 0.1%
CSX Corp., 4.50%, 03/15/49	25	31,340
Semiconductors & Semiconductor Equipment -- 1.6%
Broadcom Corp./Broadcom Cayman
Finance Ltd., 3.50%, 01/15/28	25	25,724
Broadcom, Inc., 4.75%, 04/15/29 (b)	25	27,938
Intel Corp., 4.10%, 05/19/46	100	121,547
Marvell Technology Group, Ltd., 4.88%,
06/22/28	50	57,025
NVIDIA Corp.:
2.20%, 09/16/21	150	151,805
3.20%, 09/16/26	100	109,043
Seagate HDD Cayman, 5.75%, 12/01/34	15	15,696
Texas Instruments, Inc., 1.85%,
05/15/22	100	100,642
Xilinx, Inc., 3.00%, 03/15/21	100	101,595
		711,015
Software -- 0.6%
Autodesk, Inc.:
4.38%, 06/15/25	25	28,243
3.50%, 06/15/27	75	82,450
Electronic Arts, Inc., 3.70%, 03/01/21	100	102,090
Microsoft Corp., 3.70%, 08/08/46	50	60,710
		273,493
Specialty Retail -- 0.4%
Best Buy Co., Inc., 5.50%, 03/15/21	80	82,435
Dollar Tree, Inc., 4.20%, 05/15/28	50	55,885
Tapestry, Inc., 4.25%, 04/01/25	40	42,390
		180,710
Technology Hardware, Storage & Peripherals -- 0.6%
Apple, Inc.:
1.70%, 09/11/22	25	25,316
2.85%, 02/23/23	25	26,089
1.80%, 09/11/24	25	25,341
3.35%, 02/09/27	25	27,538
3.00%, 06/20/27	35	37,907
Dell International LLC/EMC Corp. (b):
5.45%, 06/15/23	25	27,567
5.30%, 10/01/29	25	28,753
8.35%, 07/15/46	10	13,627
Hewlett Packard Enterprise Co., 4.40%,
10/15/22	50	53,306
		265,444
Wireless Telecommunication Services -- 0.5%
American Tower Corp.:
3.95%, 03/15/29	25	27,704
FEBRUARY 29, 2020	5

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
Wireless Telecommunication Services (continued)
American Tower Corp. (continued):
2.90%, 01/15/30	$ 30	$ 30,812
Crown Castle International Corp.:
5.25%, 01/15/23	50	54,866
3.10%, 11/15/29	75	79,045
CyrusOne LP / CyrusOne Finance
Corp., 3.45%, 11/15/29	25	25,488
		217,915
Total Corporate Bonds — 41.0%
(Cost — $17,334,576)		18,089,246

Foreign Agency Obligations -- 0.7%

Hungary -- 0.1%
Hungary Government International
Bond, 5.75%, 11/22/23	50	56,781
Mexico -- 0.2%
Mexico Government International Bond:
6.05%, 01/11/40	20	26,944
5.55%, 01/21/45	30	38,765
		65,709
Panama -- 0.1%
Panama Government International
Bond, 9.38%, 04/01/29	25	38,578
Philippines -- 0.1%
Philippine Government International
Bond, 10.63%, 03/16/25	35	49,405
Uruguay -- 0.2%
Uruguay Government International
Bond:
4.38%, 10/27/27	25	28,148
4.38%, 01/23/31	50	57,563
		85,711
Total Foreign Agency Obligations — 0.7%
(Cost — $289,321)		296,184

Municipal Bonds -- 0.4%

California -- 0.2%
State of California, GO, Build America
Bonds, 7.30%, 10/01/39	50	81,773

BlackRock Impact Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
California (continued)
Santa Clara Valley Transportation
Authority, RB, Build America Bonds,
Series A, 5.88%, 04/01/32	$ 15	$ 19,492
		101,265
District of Columbia -- 0.1%
District of Columbia Water & Sewer
Authority, RB, Series A, 4.81%,
10/01/14	15	24,379
New Jersey -- 0.1%
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, 4.13%,
06/15/42	25	28,065
New Jersey State Turnpike Authority,
RB, Build America Bonds, Series A,
7.10%, 01/01/41	10	17,075
		45,140
Total Municipal Bonds — 0.4%
(Cost — $162,388)		170,784

U.S. Government Sponsored Agency Securities -- 26.1%

Mortgage-Backed Securities -- 26.1%
Fannie Mae Mortgage-Backed
Securities (c):
2.50%, 03/01/35 - 03/01/50	625	641,058
3.00%, 03/01/30 - 03/01/50	2,796	2,885,136
3.50%, 03/01/35 - 03/01/50	882	933,485
4.00%, 05/01/33 - 03/01/50	1,470	1,566,580
4.50%, 02/01/48 - 03/01/50	478	518,203
5.00%, 03/01/41 - 03/01/50	417	467,960
Freddie Mac Mortgage-Backed
Securities:
3.00%, 08/01/46 - 06/01/49	187	194,253
3.50%, 03/01/46 - 02/01/50	733	781,006
4.00%, 02/01/47 - 01/01/48	248	265,167
Ginnie Mae Mortgage-Backed Securities
(c):
2.50%, 03/01/50	100	102,670
3.00%, 05/20/45 - 03/01/50	262	271,485
3.50%, 12/20/45 - 03/01/50	1,737	1,809,250
4.00%, 03/20/46 - 03/01/50	525	554,290
4.50%, 03/01/50	475	499,789
Total U.S. Government Sponsored Agency Securities —
26.1%
(Cost — $11,284,179)	11,490,332
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	6

Schedule of Investments (unaudited) (continued) February 29, 2020

	Par
Security	(000)	Value
U.S. Treasury Obligations -- 13.0%
U.S. Treasury Bills, 2.88%, 10/31/20	1,000	1,011,016
U.S. Treasury Bonds:
3.63%, 02/15/44	$ 600	$ 834,938
3.38%, 11/15/48	625	869,922
2.88%, 05/15/49	275	352,064
U.S. Treasury Notes:
7.25%, 08/15/22	200	230,734
6.25%, 08/15/23	500	590,703
2.00%, 06/30/24	1,200	1,255,313
2.38%, 08/15/24	200	212,703
7.50%, 11/15/24	200	260,414

BlackRock Impact Bond Fund

(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value
U.S. Treasury Notes (continued):
6.00%, 02/15/26	$ 100	$129,152
Total U.S. Treasury Obligations — 13.0%
(Cost — $5,203,579)		5,746,959
Total Long-Term Investments — 81.2%
(Cost — $34,274,043)		35,793,505
	Shares
Short-Term Securities -- 30.6%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 1.49% (d)(e)	13,507,888	13,507,888
Total Short-Term Securities — 30.6%
(Cost — $13,507,888)		13,507,888
Total Investments — 111.8%
(Cost — $47,781,931)		49,301,393
Liabilities in Excess of Other Assets — (11.8)%		(5,198,946)
Net Assets — 100.0%		$44,102,447

(a)Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(b)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)Represents or includes a TBA transaction.

(d)Annualized 7-day yield as of period end.

(e)During the period ended February 29, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Change in
						Net	Unrealized
	Shares Held at	Net	Shares Held at	Value at		Realized	Appreciation
Affiliate	05/31/19	Activity	02/29/20	02/29/20	Income	Gain (Loss)(a)	(Depreciation)
BlackRock Liquidity Funds, T-
Fund, Institutional Class	2,055,396	11,452,492	13,507,888	$13,507,888	$33,767	$—	$—

______________________________________________________________________________________________________________________

(a)Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	7

Schedule of Investments (unaudited) (continued)	BlackRock Impact Bond Fund
February 29, 2020
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand
Portfolio Abbreviations
GO	General Obligation Bonds
RB	Revenue Bonds
S&P	Standard & Poor's

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value /
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro BTP Futures	1	03/06/20	$161	$(2,363)
10-Year Australian Treasury Bond	19	03/16/20	1,853	27,311
10-Year Canada Bond	5	06/19/20	532	9,223
U.S. Long Treasury Bond	11	06/19/20	1,873	26,690
U.S. Ultra Long Treasury Bond	6	06/19/20	1,245	37,349
Long Gilt Future	6	06/26/20	1,042	7,456
2-Year U.S. Treasury Note	11	06/30/20	2,402	12,310
5-Year U.S. Treasury Note	27	06/30/20	3,314	32,907
				150,883
Short Contracts
Euro Bund	12	03/06/20	2,351	(35,635)
10-Year U.S. Treasury Note	9	06/19/20	1,213	(19,843)
10-Year U.S. Ultra Long Treasury Note	14	06/19/20	2,103	(34,003)
				(89,481)

				$61,402

Forward Foreign Currency Exchange Contracts

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased			Sold	Counterparty	Date	(Depreciation)
USD	13,798	AUD	20,000	Citibank N.A.	03/18/20	$ 764
				Morgan Stanley & Co. International
USD	6,693	AUD	10,000	PLC	03/18/20	176
USD	30,471	CAD	40,000	Deutsche Bank AG	03/18/20	670
USD	11,071	EUR	10,000	Citibank N.A.	03/18/20	21
USD	11,245	EUR	10,000	Citibank N.A.	03/18/20	195
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	8

Schedule of Investments (unaudited) (continued)	BlackRock Impact Bond Fund
February 29, 2020

Forward Foreign Currency Exchange Contracts (Continued)

									Unrealized
Currency			Currency					Settlement	Appreciation
Purchased				Sold		Counterparty		Date	(Depreciation)
USD	11,123		EUR	10,000	JPMorgan Chase Bank N.A.			03/18/20	$ 73
					Morgan Stanley & Co. International
USD	11,209		EUR	10,000		PLC		03/18/20	159
USD	2,567		HKD	20,000	JPMorgan Chase Bank N.A.			03/18/20	1
USD	14,776		SGD	20,000	JPMorgan Chase Bank N.A.			03/18/20	416
										2,475
USD	11,036		EUR	10,000		Barclays Bank PLC		03/18/20	(14)
					Morgan Stanley & Co. International
USD	10,971		EUR	10,000		PLC		03/18/20	(79)
					Morgan Stanley & Co. International
USD	7,694		HKD	60,000		PLC		03/18/20	(4)
											(97)
										$2,378
Centrally Cleared Credit Default Swaps - Buy Protection
											Unrealized
		Financing Rate		Payment	Termination		Notional		Upfront Premium		Appreciation
Reference Obligation/Index		Paid by the Fund		Frequency	Date	Amount (000)		Value	Paid (Received)		(Depreciation)
CDX.NA.HY.33.V1		5.00%		Quarterly	12/20/24	USD	141	$(9,072)		$(12,714)	$3,642
CDX.NA.IG.33.V1		1.00%		Quarterly	12/20/24	USD	10,785	(189,155)		(223,518)	34,363
ITRAXX.XO.32.V1		5.00%		Quarterly	12/20/24	EUR	96	(10,183)		(13,402)	3,219
								$(208,410)		$(249,634)	$41,224
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
							Notional				Unrealized
					Effective	Termination	Amount		Upfront Premium		Appreciation
Rate	Frequency	Rate	Frequency		Date	Date	(000)	Value	Paid (Received)		(Depreciation)
6-Month GBP
LIBOR, 0.69%	Semi-Annual	0.71%		Semi-Annual	NA	02/06/22	GBP	210	$586	$(62)	$648
6-Month LIBOR,
1.40%	Semi-Annual	0.73		Semi-Annual	NA	02/18/22	GBP	130	430	61	369
6-Month LIBOR,
1.40%	Semi-Annual	0.72		Semi-Annual	NA	02/18/22	GBP	160	484	4	480
6-Month LIBOR,
1.40%	Semi-Annual	0.72		Semi-Annual	NA	02/19/22	GBP	840	2,567	182	2,385
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.39)		Annual	NA	02/20/22	EUR	400	346	7	339
6-Month LIBOR,
1.40%	Semi-Annual	0.70		Semi-Annual	NA	02/24/22	GBP	350	953	372	581
3-Month LIBOR,
1.46%	Quarterly	1.22		Semi-Annual	NA	02/28/22	USD	220	976	(63)	1,039
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.40)		Annual	NA	03/02/22	EUR	200	113	31	82
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.41)		Annual	NA	03/03/22	EUR	1,570	646	850	(204)
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.30)		Annual	03/06/20	03/06/22	EUR	1,005	3,026	(5)	3,031
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.38)		Annual	03/06/20	03/06/22	EUR	3,160	3,493	59	3,434
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	9

Schedule of Investments (unaudited) (continued)	BlackRock Impact Bond Fund
February 29, 2020

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
						Notional				Unrealized
				Effective	Termination	Amount		Upfront Premium		Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	Paid (Received)	(Depreciation)
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.30)%	Annual	03/06/20	03/06/22	EUR	2,010	$5,969	$(83)	$6,052
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.33)	Annual	03/06/20	03/06/22	EUR	3,135	6,803	314	6,489
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.36)	Annual	03/06/20	03/06/22	EUR	440	687	66	621
		6-Month LIBOR,
0.62	Semi-Annual	1.40%	Semi-Annual	06/08/20	06/08/22	GBP	5,110	(10,551)	(2,963)	(7,588)
		3-Month LIBOR,
1.19	Semi-Annual	1.46%	Quarterly	06/08/20	06/08/22	USD	3,330	(19,750)	(4,441)	(15,309)
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.22)	Annual	03/06/20	03/06/25	EUR	710	6,023	(597)	6,620
		6-Month EURIBOR,
(0.17)	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/25	EUR	542	(6,232)	140	(6,372)
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.21)	Annual	03/06/20	03/06/25	EUR	540	4,751	1,612	3,139
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.27)	Annual	03/06/20	03/06/25	EUR	150	844	192	652
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.30)	Annual	03/06/20	03/06/25	EUR	2,390	9,237	53	9,184
		6-Month EURIBOR,
(0.30)	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/25	EUR	1,260	(4,763)	28	(4,791)
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.30)	Annual	03/06/20	03/06/25	EUR	580	2,209	13	2,196
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.30)	Annual	03/06/20	03/06/25	EUR	210	850	169	681
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.14)	Annual	03/06/20	03/06/25	EUR	370	4,878	(413)	5,291
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.14)	Annual	03/06/20	03/06/25	EUR	455	5,969	249	5,720
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.15)	Annual	03/06/20	03/06/25	EUR	50	619	(25)	644
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.18)	Annual	03/06/20	03/06/25	EUR	1,124	12,083	(189)	12,272
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.20)	Annual	03/06/20	03/06/25	EUR	300	2,885	71	2,814
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.27)	Annual	03/06/20	03/06/25	EUR	380	2,099	181	1,918
6-Month LIBOR,
1.40%	Semi-Annual	0.64	Semi-Annual	03/06/20	03/06/25	GBP	1,030	4,869	1,604	3,265
		1-Month MXIBOR,
6.40	Monthly	7.29%	Monthly	03/18/20	03/12/25	MXN	2,870	1,006	3	1,003
		1-Month MXIBOR,
6.53	Monthly	7.29%	Monthly	03/18/20	03/12/25	MXN	830	53	1	52
		1-Month MXIBOR,
6.63	Monthly	7.29%	Monthly	03/18/20	03/12/25	MXN	1,830	(285)	2	(287)
		3-Month HIBOR,
1.57	Quarterly	1.89%	Quarterly	03/18/20	03/18/25	HKD	300	(609)	1	(610)
		6-Month EURIBOR,
(0.44)	Annual	(0.38)%	Semi-Annual	03/18/20	03/18/25	EUR	210	796	198	598
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	10

Schedule of Investments (unaudited) (continued)	BlackRock Impact Bond Fund
February 29, 2020

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
						Notional				Unrealized
				Effective	Termination	Amount		Upfront Premium		Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	Paid (Received)	(Depreciation)
		6-Month JPY
(0.12)%	Semi-Annual	LIBOR, (0.04)%	Semi-Annual	03/18/20	03/18/25	JPY	1,000	$(25)	$—	$(25)
		6-Month EURIBOR,
(0.32)	Annual	(0.38)%	Semi-Annual	03/18/20	03/18/25	EUR	60	(181)	1	(182)
		6-Month EURIBOR,
(0.39)	Annual	(0.38)%	Semi-Annual	03/18/20	03/18/25	EUR	70	83	1	82
6-Month SIBOR	Semi-Annual	1.45	Semi-Annual	03/18/20	03/18/25	SGD	50	607	1	606
		6-Month BBR,
0.85	Semi-Annual	0.67%	Semi-Annual	03/18/20	03/18/25	AUD	120	(919)	2	(921)
6.69	Quarterly	3-Month CAD BA	Quarterly	03/18/20	03/18/25	ZAR	420	65	1	64
		6-Month BBR,
0.88	Semi-Annual	0.67%	Semi-Annual	03/18/20	03/18/25	AUD	430	(3,716)	6	(3,722)
		6-Month BBR,
0.90	Semi-Annual	0.67%	Semi-Annual	03/18/20	03/18/25	AUD	120	(1,108)	2	(1,110)
		6-Month BBR,
0.93	Semi-Annual	0.67%	Semi-Annual	03/18/20	03/18/25	AUD	200	(2,060)	3	(2,063)
		6-Month BBR,
0.93	Semi-Annual	0.67%	Semi-Annual	03/18/20	03/18/25	AUD	200	(2,073)	3	(2,076)
		6-Month BBR,
0.95	Semi-Annual	0.67%	Semi-Annual	03/18/20	03/18/25	AUD	200	(2,201)	3	(2,204)
		6-Month BBR,
0.96	Semi-Annual	0.67%	Semi-Annual	03/18/20	03/18/25	AUD	60	(671)	1	(672)
3-Month CAD BA	Semi-Annual	1.93	Semi-Annual	03/18/20	03/18/25	CAD	170	3,289	48	3,241
		6-Month EURIBOR,
(0.14)	Annual	(0.38)%	Semi-Annual	03/18/20	03/18/25	EUR	120	(1,528)	(125)	(1,403)
		6-Month EURIBOR,
(0.18)	Annual	(0.38)%	Semi-Annual	03/18/20	03/18/25	EUR	60	(638)	1	(639)
		6-Month EURIBOR,
(0.19)	Annual	(0.38)%	Semi-Annual	03/18/20	03/18/25	EUR	150	(1,480)	3	(1,483)
		6-Month EURIBOR,
(0.29)	Annual	(0.38)%	Semi-Annual	03/18/20	03/18/25	EUR	320	(1,342)	7	(1,349)
6-Month LIBOR,
1.40%	Semi-Annual	0.67	Semi-Annual	03/18/20	03/18/25	GBP	30	188	1	187
6-Month LIBOR,
1.40%	Semi-Annual	0.70	Semi-Annual	03/18/20	03/18/25	GBP	50	430	8	422
6-Month LIBOR,
1.40%	Semi-Annual	0.71	Semi-Annual	03/18/20	03/18/25	GBP	20	179	16	163
6-Month LIBOR,
1.40%	Semi-Annual	0.86	Semi-Annual	03/18/20	03/18/25	GBP	60	1,123	2	1,121
		3-Month HIBOR,
1.64	Quarterly	1.89%	Quarterly	03/18/20	03/18/25	HKD	1,420	(3,504)	3	(3,507)
		3-Month HIBOR,
1.75	Quarterly	1.89%	Quarterly	03/18/20	03/18/25	HKD	320	(1,006)	1	(1,007)
		3-Month HIBOR,
1.83	Quarterly	1.89%	Quarterly	03/18/20	03/18/25	HKD	396	(1,443)	1	(1,444)
		3-Month HIBOR,
1.83	Quarterly	1.89%	Quarterly	03/18/20	03/18/25	HKD	174	(641)	—	(641)
		3-Month HIBOR,
1.93	Quarterly	1.89%	Quarterly	03/18/20	03/18/25	HKD	740	(3,159)	2	(3,161)
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	11

Schedule of Investments (unaudited) (continued)	BlackRock Impact Bond Fund
February 29, 2020

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
						Notional				Unrealized
				Effective	Termination	Amount		Upfront Premium		Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	Paid (Received)	(Depreciation)
		3-Month STIBOR,
0.19%	Annual	0.14%	Quarterly	03/18/20	03/18/25	SEK	620	$(333)	$(44)	$(289)
		3-Month STIBOR,
0.28	Annual	0.14%	Quarterly	03/18/20	03/18/25	SEK	1,140	(1,172)	6	(1,178)
		3-Month STIBOR,
0.31	Annual	0.14%	Quarterly	03/18/20	03/18/25	SEK	710	(842)	(23)	(819)
6-Month SIBOR	Semi-Annual	1.40	Semi-Annual	03/18/20	03/18/25	SGD	42	433	1	432
6-Month SIBOR	Semi-Annual	1.41	Semi-Annual	03/18/20	03/18/25	SGD	58	610	1	609
6-Month SIBOR	Semi-Annual	1.46	Semi-Annual	03/18/20	03/18/25	SGD	50	616	1	615
6-Month SIBOR	Semi-Annual	1.50	Semi-Annual	03/18/20	03/18/25	SGD	60	829	1	828
3-Month LIBOR,
1.46%	Quarterly	1.28	Semi-Annual	03/18/20	03/18/25	USD	150	2,437	3	2,434
3-Month LIBOR,
1.46%	Quarterly	1.36	Semi-Annual	03/18/20	03/18/25	USD	390	7,778	8	7,770
3-Month LIBOR,
1.46%	Quarterly	1.38	Semi-Annual	03/18/20	03/18/25	USD	250	5,286	5	5,281
3-Month LIBOR,
1.46%	Quarterly	1.43	Semi-Annual	03/18/20	03/18/25	USD	140	3,283	3	3,280
		6-Month BBR,
0.73	Semi-Annual	0.67%	Semi-Annual	03/18/20	03/18/25	AUD	350	(1,387)	5	(1,392)
		6-Month BBR,
0.76	Semi-Annual	0.67%	Semi-Annual	03/18/20	03/18/25	AUD	350	(1,736)	5	(1,741)
6-Month LIBOR,
1.40%	Semi-Annual	0.60	Semi-Annual	03/18/20	03/18/25	GBP	120	245	3	242
6-Month WIBOR,
1.68%	Semi-Annual	1.39	Annual	03/18/20	03/18/25	PLN	160	41	1	40
3-Month LIBOR,
1.46%	Quarterly	1.13	Semi-Annual	03/18/20	03/18/25	USD	140	1,232	3	1,229
		3-Month LIBOR,
1.18	Semi-Annual	1.46%	Quarterly	06/08/20	06/08/25	USD	450	(5,401)	(1,361)	(4,040)
6-Month LIBOR,
1.40%	Semi-Annual	0.64	Semi-Annual	06/08/20	06/08/25	GBP	2,050	9,289	3,080	6,209
3-Month LIBOR,
1.46%	Quarterly	1.18	Semi-Annual	06/08/20	06/08/25	USD	1,350	16,203	4,050	12,153
		3-Month LIBOR,
1.18	Semi-Annual	1.46%	Quarterly	06/08/20	06/08/25	USD	1,800	(21,604)	(5,442)	(16,162)
		6-Month LIBOR,
0.81	Semi-Annual	1.40%	Semi-Annual	NA	02/06/30	GBP	40	(848)	127	(975)
		6-Month LIBOR,
0.82	Semi-Annual	1.40%	Semi-Annual	NA	02/18/30	GBP	10	(225)	(27)	(198)
		6-Month LIBOR,
0.79	Semi-Annual	1.40%	Semi-Annual	NA	02/18/30	GBP	20	(380)	1	(381)
		6-Month LIBOR,
0.79	Semi-Annual	1.40%	Semi-Annual	NA	02/19/30	GBP	100	(1,942)	(88)	(1,854)
		6-Month LIBOR,
0.73	Semi-Annual	1.40%	Semi-Annual	NA	02/24/30	GBP	30	(338)	(136)	(202)
		3-Month LIBOR,
1.27	Semi-Annual	1.46%	Quarterly	NA	02/28/30	USD	50	(830)	212	(1,042)
		6-Month EURIBOR,
(0.12)	Annual	(0.38)%	Semi-Annual	NA	03/02/30	EUR	40	(264)	(29)	(235)
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	12

Schedule of Investments (unaudited) (continued)	BlackRock Impact Bond Fund
February 29, 2020

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
						Notional				Unrealized
				Effective	Termination	Amount			Upfront Premium	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	Paid (Received)	(Depreciation)
		6-Month EURIBOR,
(0.15)%	Annual	(0.38)%	Semi-Annual	NA	03/03/30	EUR	190	$(685)	$(906)	$221
		6-Month EURIBOR,
0.07	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/30	EUR	1,730	(48,531)	335	(48,866)
		6-Month EURIBOR,
0.07	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/30	EUR	280	(7,967)	4	(7,971)
		6-Month EURIBOR,
0.05	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/30	EUR	530	(13,985)	(3,919)	(10,066)
		6-Month EURIBOR,
(0.05)	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/30	EUR	110	(1,545)	264	(1,809)
		6-Month EURIBOR,
(0.06)	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/30	EUR	2,500	(32,826)	60	(32,886)
		6-Month EURIBOR,
0.13	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/30	EUR	1,144	(40,556)	(542)	(40,014)
		6-Month EURIBOR,
0.15	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/30	EUR	330	(12,428)	489	(12,917)
		6-Month EURIBOR,
0.17	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/30	EUR	160	(6,341)	(194)	(6,147)
		6-Month EURIBOR,
0.17	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/30	EUR	538	(21,457)	1,005	(22,462)
		6-Month EURIBOR,
(0.02)	Annual	(0.38)%	Semi-Annual	03/06/20	03/06/30	EUR	270	(4,876)	(432)	(4,444)
6-Month EURIBOR,
(0.38)%	Semi-Annual	(0.12)	Annual	03/06/20	03/06/30	EUR	200	1,329	811	518
		6-Month LIBOR,
0.70	Semi-Annual	1.40%	Semi-Annual	03/06/20	03/06/30	GBP	520	(4,110)	(1,625)	(2,485)
		6-Month LIBOR,
0.73	Semi-Annual	1.40%	Semi-Annual	06/08/20	06/08/30	GBP	175	(2,024)	(569)	(1,455)
3-Month LIBOR,
1.46%	Quarterly	1.30	Semi-Annual	06/08/20	06/08/30	USD	700	14,375	3,476	10,899
		6-Month LIBOR,
0.73	Semi-Annual	1.40%	Semi-Annual	06/08/20	06/08/30	GBP	175	(2,025)	(443)	(1,582)
		6-Month LIBOR,
0.70	Semi-Annual	1.40%	Semi-Annual	06/08/20	06/08/30	GBP	340	(2,603)	(706)	(1,897)
3-Month LIBOR,
1.46%	Quarterly	1.30	Semi-Annual	06/08/20	06/08/30	USD	980	20,124	4,866	15,258
6-Month EURIBOR,
(0.38)%	Semi-Annual	0.47	Annual	03/06/20	03/06/50	EUR	90	10,117	2,265	7,852
6-Month EURIBOR,
(0.38)%	Semi-Annual	0.33	Annual	03/06/20	03/06/50	EUR	10	670	(83)	753
6-Month EURIBOR,
(0.38)%	Semi-Annual	0.33	Annual	03/06/20	03/06/50	EUR	450	29,985	16	29,969
6-Month EURIBOR,
(0.38)%	Semi-Annual	0.47	Annual	03/06/20	03/06/50	EUR	330	37,118	126	36,992
6-Month EURIBOR,
(0.38)%	Semi-Annual	0.49	Annual	03/06/20	03/06/50	EUR	40	4,835	34	4,801
6-Month EURIBOR,
(0.38)%	Semi-Annual	0.54	Annual	03/06/20	03/06/50	EUR	204	27,516	(12)	27,528
6-Month EURIBOR,
(0.38)%	Semi-Annual	0.58	Annual	03/06/20	03/06/50	EUR	60	8,988	(322)	9,310
S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	13

Schedule of Investments (unaudited) (continued)	BlackRock Impact Bond Fund
February 29, 2020

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
						Notional				Unrealized
				Effective	Termination	Amount		Upfront Premium		Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	Paid (Received)	(Depreciation)
6-Month EURIBOR,
(0.38)%	Semi-Annual	0.59%	Annual	03/06/20	03/06/50	EUR	133	$20,584	$(718)	$21,302
6-Month LIBOR,
1.40%	Semi-Annual	0.77	Semi-Annual	06/08/20	06/08/50	GBP	60	1,222	183	1,039
6-Month LIBOR,
1.40%	Semi-Annual	0.77	Semi-Annual	06/08/20	06/08/50	GBP	60	1,222	50	1,172
6-Month LIBOR,
1.40%	Semi-Annual	0.75	Semi-Annual	06/08/20	06/08/50	GBP	120	1,587	486	1,101
		3-Month LIBOR,
1.46	Semi-Annual	1.46%	Quarterly	06/08/20	06/08/50	USD	280	(13,684)	(2,950)	(10,734)
								$(2,662) $	(971) $	(1,691)

OTC Interest Rate Swaps

	Paid by the Fund		Received by the Fund
									Notional		Upfront Premium		Unrealized
						Effective	Termination		Amount		Paid	Appreciation
Rate		Frequency	Rate	Frequency	Counterparty	Date(a)	Date		(000)	Value	(Received)	(Depreciation)
3-Month KRW
CDC,	1.26%	Quarterly	1.12%	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	693,482	$3,385	$	— $	3,385
3-Month KRW
CDC,	1.26%	Quarterly	1.16	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	55,730	366		—	366
3-Month LIBOR,
1.46%		Quarterly	1.30	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	98,052	1,183		—	1,184
3-Month LIBOR,					JPMorgan
1.46%		Quarterly	1.07	Quarterly	Chase Bank N.A.	03/18/20	03/18/25	KRW	110,426	316		—	315
3-Month LIBOR,					JPMorgan
1.46%		Quarterly	1.06	Quarterly	Chase Bank N.A.	03/18/20	03/18/25	KRW	109,936	281		—	281
3-Month LIBOR,
1.46%		Quarterly	1.07	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	86,378	259		—	259
3-Month KRW					JPMorgan
CDC,	1.26%	Quarterly	1.14	Quarterly	Chase Bank N.A.	03/18/20	03/18/25	KRW	59,078	336		—	336
3-Month KRW
CDC,	1.26%	Quarterly	1.16	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	55,730	366		—	366
3-Month LIBOR,
1.46%		Quarterly	1.21	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	545,620	4,608		—	4,608
					Morgan Stanley
					& Co.
3-Month LIBOR,					International
1.46%		Quarterly	1.25	Quarterly	PLC	03/18/20	03/18/25	KRW	97,773	994		—	994
3-Month LIBOR,
1.46%		Quarterly	1.26	Quarterly	Citibank N.A.	03/18/20	03/18/25	KRW	83,526	883		—	883
										$12,977	$	— $	12,977

(a) Forward swap.

S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	14

Schedule of Investments (unaudited) (continued)	BlackRock Impact Bond Fund
February 29, 2020

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Corporate Bonds	$—	$18,089,246	$—	$18,089,246
Foreign Agency Obligations	—	296,184	—	296,184
Municipal Bonds	—	170,784	—	170,784
U.S. Government Sponsored
Agency Securities	—	11,490,332	—	11,490,332
U.S. Treasury Obligations	—	5,746,959	—	5,746,959
Short-Term Securities	13,507,888	—	—	13,507,888
	$13,507,888	$35,793,505	$—	$49,301,393
Derivative Financial Instruments (b)
Assets:
Credit Contracts	$—	$41,224	$—	$41,224
Forward Foreign Currency
Contracts	—	2,475	—	2,475
Interest Rate Contracts	153,246	310,299	—	463,545
Liabilities:
Interest Rate Contracts	(91,844)	(299,013)	—	(390,857)
Forward Foreign Currency
Contracts	—	(97)	—	(97)
	$61,402	$54,888	$—	$116,290

(a)See above Schedule of Investments for values in each industry.

(b)Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	FEBRUARY 29, 2020	15